Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2015, and December 31, 2014, are presented below:

					To be Well
			For Capital		Capitalized for
			Adequacy		Prompt Correction
	Actual		Purchases		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Tier 1 leverage capital to adjusted total assets
Company	$95,156	10.9%	$34,924	4.0%	$43,656	5.0%
Bank	$93,328	10.7%	$34,840	4.0%	$43,550	5.0%
Total capital to risk weighted assets
Company	$100,857	17.3%	$46,772	8.0%	$58,465	10.0%
Bank	$99,029	17.1%	$46,272	8.0%	$57,840	10.0%
Tier 1 capital to risk weighted assets
Company	$95,156	16.3%	$35,079	6.0%	$46,772	8.0%
Bank	$93,328	16.1%	$34,704	6.0%	$46,272	8.0%
Common equity tier 1 capital to risk weighted assets
Company	$95,156	16.3%	$26,309	4.5%	n/a	n/a
Bank	$93,328	16.1%	$26,028	4.5%	$37,596	6.5%
As of December 31, 2014
Tier 1 leverage capital to adjusted total assets
Company	$104,813	11.1%	$37,763	4.0%	$47,204	5.0%
Bank	$102,240	11.0%	$37,252	4.0%	$46,567	5.0%
Total capital to risk weighted assets
Company	$111,102	19.1%	$46,662	8.0%	$58,327	10.0%
Bank	$108,529	18.6%	$46,576	8.0%	$58,220	10.0%
Tier 1 capital to risk weighted assets
Company	$104,813	18.0%	$23,331	4.0%	n/a	n/a
Bank	$102,240	17.6%	$23,288	4.0%	$34,932	6.0%